SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value added taxes, Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018
Value added taxes
VAT rate (in percentage)		6.00%			13.00%	16.00%	17.00%
Revenue recognition
Return and refund policy term (in days)	7 days	7 days
Cost of revenues	$ 228,351,654	¥ 1,589,738,548	¥ 1,279,155,847	¥ 714,669,718
Transaction price allocated to remaining performance obligations		47,461,086
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-12-31
Revenue recognition
Transaction price allocated to remaining performance obligations		¥ 45,290,053
Period over which remaining performance obligation is expected to be recognized as revenue		12 months
Shipping costs incurred
Revenue recognition
Cost of revenues		¥ 31,912,258	¥ 16,752,785	¥ 8,917,910
Minimum
Revenue recognition
Free service period	1 year	1 year
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue recognition
Transaction price allocated to remaining performance obligations		¥ 2,171,033
Period over which remaining performance obligation is expected to be recognized as revenue		12 months
Maximum
Revenue recognition
Free service period	2 years	2 years
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue recognition
Period over which remaining performance obligation is expected to be recognized as revenue		24 months